Condensed Consolidating Statement Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Sales of Used Vehicles	$ 309,468				$ 297,135													$ 920,507	$ 838,242	$ 760,767
Interest Income	74,974				70,528													299,382	283,065	264,974
Dealer Finance and Other Income	2,800				175													2,977	0	0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	387,242	247,869	304,957	302,202	367,838	227,034	286,012	275,405	332,856	219,633		263,323		245,747		297,038		1,222,866	1,121,307	1,025,741
Costs and Expenses:
Cost of Used Vehicles Sold	211,638				197,161													607,932	544,504	481,210
Provision for Credit Losses	77,842				60,342													253,603	207,198	175,900
Portfolio Debt Interest Expense	10,186				10,354													41,978	43,475	68,314
Non-Portfolio Debt Interest Expense	1,319				1,043													4,644	3,034	4,581
Non-Portfolio Debt Interest Expense, Including Related Party																				14,757
Senior Secured Debt Interest Expense	6,641				6,606													26,470	26,541	15,031
Selling and Marketing	8,917				9,470													28,139	22,790	16,783
General and Administrative	46,360				44,724													179,403	168,331	165,491
Depreciation Expense	5,408				4,951													20,150	16,075	13,751
Loss on Extinguishment of Debt																		0	0	3,418
Total Costs and Expenses	368,311	254,869	300,190	272,609	334,651	223,557	273,575	242,975	291,841	220,437	[1]	244,838	[1]	225,975	[1]	263,405	[1]	1,162,319	1,031,948	954,655	[1]
Income before income taxes	18,931	(7,000)	4,767	29,593	33,187	3,477	12,437	32,430	41,015	(804)		18,485		19,772		33,633		60,547	89,359	71,086
Income Tax Expense (Benefit)	342				392													1,194	1,221	404
Net Income (Loss)	18,589	(7,164)	4,396	29,326	32,795	3,166	12,376	32,093	40,503	(1,156)		19,232		19,322		33,284		59,353	88,138	70,682
Eliminations
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	(25,185)				(18,763)													(86,039)	(67,929)	(68,681)
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	(25,185)				(18,763)													(86,039)	(67,929)	(68,681)
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	(13,489)				8,399													(41,389)	(30,319)
Non-Portfolio Debt Interest Expense, Including Related Party																				(22,722)
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	(11,696)				(10,364)													(44,650)	(37,610)	(45,959)
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	(25,185)				(18,763)													(86,039)	(67,929)	(68,681)
Income before income taxes	0				0													0	0	0
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	0				0													0	0	0
Drive Time Automotive Group, Inc. | Consolidated
Revenue:
Sales of Used Vehicles	309,468				297,135													920,507	838,242	760,767
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	24,676				18,173													83,202	64,833	68,681
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	334,144				315,308													1,003,709	903,075	829,448
Costs and Expenses:
Cost of Used Vehicles Sold	211,638				197,161													607,932	544,504	481,210
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	1,105				823													3,734	2,405
Non-Portfolio Debt Interest Expense, Including Related Party																				4,705
Senior Secured Debt Interest Expense	3,321				3,303													13,233	13,271	7,515
Selling and Marketing	8,982				9,405													28,012	22,790	16,681
General and Administrative	26,080				22,543													95,509	89,433	85,745
Depreciation Expense	4,527				4,210													16,910	13,532	11,363
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	255,653				237,445													765,330	685,935	607,219
Income before income taxes	78,491				77,863													238,379	217,140	222,229
Income Tax Expense (Benefit)	153				164													708	237	1,237
Net Income (Loss)	78,338				77,699													237,671	216,903	220,992
Drive Time Automotive Group, Inc. | Guarantor Subsidiaries Combined
Revenue:
Sales of Used Vehicles	309,468				297,135													920,507	838,242	760,767
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	12,130				11,413													45,442	38,333	55,309
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	321,598				308,548													965,949	876,575	816,076
Costs and Expenses:
Cost of Used Vehicles Sold	211,638				197,161													607,932	544,504	481,210
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	957				813													3,273	2,351
Non-Portfolio Debt Interest Expense, Including Related Party																				2,933
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	8,982				9,405													28,012	22,790	16,681
General and Administrative	24,837				20,736													91,546	83,081	74,784
Depreciation Expense	4,527				4,210													16,910	13,532	11,363
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	250,941				232,325													747,673	666,258	586,971
Income before income taxes	70,657				76,223													218,276	210,317	229,105
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	70,657				76,223													218,276	210,317	229,105
Drive Time Automotive Group, Inc. | Non-Guarantor Subsidiaries
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	0				0													0	0	0
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	135				0													403	0
Non-Portfolio Debt Interest Expense, Including Related Party																				0
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	(952)				(306)													(3,406)	(1,191)	(2,018)
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	(817)				(306)													(3,003)	(1,191)	(2,018)
Income before income taxes	817				306													3,003	1,191	2,018
Income Tax Expense (Benefit)	83				56													484	403	854
Net Income (Loss)	734				250													2,519	788	1,164
Drive Time Automotive Group, Inc. | DriveTime Automotive Group, Inc
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	12,546				6,760													37,760	26,500	13,372
Equity in Income of Subsidiaries	71,391				76,510													220,795	211,104	230,269
Total Revenue	83,937				83,270													258,555	237,604	243,641
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	13				10													58	54
Non-Portfolio Debt Interest Expense, Including Related Party																				1,772
Senior Secured Debt Interest Expense	3,321				3,303													13,233	13,271	7,515
Selling and Marketing	0				0													0	0	0
General and Administrative	2,195				2,113													7,369	7,543	12,979
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	5,529				5,426													20,660	20,868	22,266
Income before income taxes	78,408				77,844													237,895	216,736	221,375
Income Tax Expense (Benefit)	70				108													224	(166)	383
Net Income (Loss)	78,338				77,736													237,671	216,902	220,992
Drive Time Automotive Group, Inc. | Eliminations
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
Total Revenue	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	0				0													0	0
Non-Portfolio Debt Interest Expense, Including Related Party																				0
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	0				0													0	0	0
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	0				0													0	0	0
Income before income taxes	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
DT Acceptance Corp | Consolidated
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	74,974				70,528													299,382	283,065	264,974
Dealer Finance and Other Income	2,800				175													2,977
Other Revenue	509				590													2,837	3,096	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	78,283				71,293													305,196	286,161	264,974
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	77,842				60,342													253,603	207,198	175,900
Portfolio Debt Interest Expense	10,186				10,354													41,978	43,475	68,314
Non-Portfolio Debt Interest Expense	13,703				8,619													42,299	30,948
Non-Portfolio Debt Interest Expense, Including Related Party																				32,774
Senior Secured Debt Interest Expense	3,320				3,303													13,237	13,270	7,516
Selling and Marketing	(65)				65													127	0	102
General and Administrative	31,976				32,545													128,544	116,508	125,705
Depreciation Expense	881				741													3,240	2,543	2,388
Loss on Extinguishment of Debt																				3,418
Total Costs and Expenses	137,843				115,969													483,028	413,942	416,117
Income before income taxes	(59,560)				(44,676)													(177,832)	(127,781)	(151,143)
Income Tax Expense (Benefit)	189				228													486	984	(833)
Net Income (Loss)	(59,749)				(44,904)													(178,318)	(128,765)	(150,310)
DT Acceptance Corp | Guarantor Subsidiaries Combined
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	3				0													0	0	0
Dealer Finance and Other Income	2,800				175													2,977
Other Revenue	15,980				14,525													65,059	60,250	70,205
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	18,783				14,700													68,036	60,250	70,205
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	20				24													93	109
Non-Portfolio Debt Interest Expense, Including Related Party																				88
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	14				65													123	0	0
General and Administrative	16,558				15,207													59,256	56,925	66,044
Depreciation Expense	419				260													1,424	714	756
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	17,011				15,556													60,896	57,748	66,888
Income before income taxes	1,772				(856)													7,140	2,502	3,317
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	1,772				(856)													7,140	2,502	3,317
DT Acceptance Corp | Non-Guarantor Subsidiaries
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	73,291				63,490													273,460	252,911	171,367
Dealer Finance and Other Income	0				0													0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	73,291				63,490													273,460	252,911	171,367
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	10,186				10,354													41,978	43,373	42,335
Non-Portfolio Debt Interest Expense	464				494													1,975	1,989
Non-Portfolio Debt Interest Expense, Including Related Party																				1,542
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	14,125				12,413													55,762	50,798	32,919
Depreciation Expense	135				154													546	613	590
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	24,910				23,415													100,261	96,773	77,386
Income before income taxes	48,381				40,075													173,199	156,138	93,981
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	48,381				40,075													173,199	156,138	93,981
DT Acceptance Corp | DriveTime Automotive Group, Inc
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	75,249				70,831													300,595	284,282	266,011
Dealer Finance and Other Income	0				0													0
Other Revenue	523				569													2,758	2,864	0
Equity in Income of Subsidiaries	50,153				39,219													180,339	158,642	97,298
Total Revenue	125,925				110,619													483,692	445,788	363,309
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	77,842				60,342													253,603	207,198	175,900
Portfolio Debt Interest Expense	0				0													0	102	25,979
Non-Portfolio Debt Interest Expense	86,788				71,894													314,904	282,978
Non-Portfolio Debt Interest Expense, Including Related Party																				203,549
Senior Secured Debt Interest Expense	3,320				3,303													13,237	13,270	7,516
Selling and Marketing	(79)				0													4	0	102
General and Administrative	17,287				19,429													78,506	68,803	96,946
Depreciation Expense	327				327													1,270	1,216	1,042
Loss on Extinguishment of Debt																				3,418
Total Costs and Expenses	185,485				155,295													661,524	573,567	514,452
Income before income taxes	(59,560)				(44,676)													(177,832)	(127,779)	(151,143)
Income Tax Expense (Benefit)	189				228													486	984	(833)
Net Income (Loss)	(59,749)				(44,904)													(178,318)	(128,763)	(150,310)
DT Acceptance Corp | Eliminations
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	(73,569)				(63,793)													(274,673)	(254,128)	(172,404)
Dealer Finance and Other Income	0				0													0
Other Revenue	(15,994)				(14,504)													(64,980)	(60,018)	(70,205)
Equity in Income of Subsidiaries	(50,153)				(39,219)													(180,339)	(158,642)	(97,298)
Total Revenue	(139,716)				(117,516)													(519,992)	(472,788)	(339,907)
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	(73,569)				(63,793)													(274,673)	(254,128)
Non-Portfolio Debt Interest Expense, Including Related Party																				(172,405)
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	(15,994)				(14,504)													(64,980)	(60,018)	(70,204)
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	(89,563)				(78,297)													(339,653)	(314,146)	(242,609)
Income before income taxes	(50,153)				(39,219)													(180,339)	(158,642)	(97,298)
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	$ (50,153)				$ (39,219)													$ (180,339)	$ (158,642)	$ (97,298)

[1]	Includes net loss on extinguishment of debt.